Income Taxes (Deferred Tax Assets (Liabilities)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets
Tax discount on loss reserves	$ 621	$ 632
Tax basis deferred policy acquisition costs	481	528
Unearned premium reserve and other underwriting related reserves	414	421
Investment-related items	1,525	1,159
Insurance product derivatives	454	913
Employee benefits	599	523
Minimum tax credit	860	868
Net operating loss carryover	1,007	736
Foreign tax credit carryover	149	132
Capital loss carryover	5	0
Other	118	16
Total Deferred Tax Assets	6,233	5,928
Valuation Allowance	(58)	(83)
Deferred Tax Assets, Net of Valuation Allowance	6,175	5,845
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	(1,694)	(2,361)
Net unrealized gains on investments	(2,396)	(1,210)
Other depreciable & amortizable assets	(143)	(104)
Other	0	(39)
Total Deferred Tax Liabilities	(4,233)	(3,714)
Net Deferred Tax Asset	$ 1,942	$ 2,131